Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

February 29, 2020

FEGK6-QTLY-0420
1.9883993.102

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Entertainment - 2.5%
Electronic Arts, Inc. (a)	8,500	$861,645
Live Nation Entertainment, Inc. (a)	25,600	1,555,712
Take-Two Interactive Software, Inc. (a)	17,912	1,925,182
		4,342,539
CONSUMER DISCRETIONARY - 15.3%
Distributors - 0.9%
Pool Corp.	6,925	1,460,898
Diversified Consumer Services - 1.1%
Service Corp. International	41,000	1,959,390
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	2,900	984,434
Planet Fitness, Inc. (a)	6,030	406,965
		1,391,399
Household Durables - 2.6%
Lennar Corp. Class A	27,100	1,635,214
NVR, Inc. (a)	510	1,870,262
PulteGroup, Inc.	22,000	884,400
		4,389,876
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	33,000	1,143,120
Expedia, Inc.	16,700	1,646,954
		2,790,074
Multiline Retail - 3.1%
Dollar General Corp.	25,700	3,862,710
Dollar Tree, Inc. (a)	17,300	1,436,419
		5,299,129
Specialty Retail - 4.7%
AutoZone, Inc. (a)	3,000	3,097,530
Best Buy Co., Inc.	10,300	779,195
Ross Stores, Inc.	14,700	1,599,066
Ulta Beauty, Inc. (a)	6,300	1,619,667
Urban Outfitters, Inc. (a)	40,600	954,506
		8,049,964
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	9,600	878,112

TOTAL CONSUMER DISCRETIONARY		26,218,842

CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	21,500	1,320,315
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	1,300	41,145
Food Products - 1.0%
The Hershey Co.	12,200	1,756,678
Household Products - 0.4%
Reynolds Consumer Products, Inc. (a)	23,400	675,090
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	20,000	393,000
Estee Lauder Companies, Inc. Class A	1,772	325,339
		718,339

TOTAL CONSUMER STAPLES		4,511,567

FINANCIALS - 7.1%
Capital Markets - 4.4%
LPL Financial	7,200	572,256
MarketAxess Holdings, Inc.	5,300	1,718,949
Moody's Corp.	4,900	1,176,147
MSCI, Inc.	11,300	3,338,472
S&P Global, Inc.	2,700	717,957
Tradeweb Markets, Inc. Class A	1,218	58,732
		7,582,513
Insurance - 2.7%
Arch Capital Group Ltd. (a)	34,100	1,378,663
Arthur J. Gallagher & Co.	2,297	223,935
Brown & Brown, Inc.	4,000	172,040
Primerica, Inc.	14,700	1,636,698
Progressive Corp.	7,413	542,335
RenaissanceRe Holdings Ltd.	3,800	647,520
		4,601,191

TOTAL FINANCIALS		12,183,704

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 6.4%
DexCom, Inc. (a)	11,500	3,174,000
Edwards Lifesciences Corp. (a)	3,400	696,456
Intuitive Surgical, Inc. (a)	953	508,864
Masimo Corp. (a)	9,000	1,469,970
ResMed, Inc.	27,700	4,403,192
Teleflex, Inc.	1,373	459,982
The Cooper Companies, Inc.	1,000	324,570
		11,037,034
Health Care Providers & Services - 2.2%
Centene Corp. (a)	69,200	3,668,984
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	11,100	1,575,867
Life Sciences Tools & Services - 3.1%
Bruker Corp.	14,800	644,688
Charles River Laboratories International, Inc. (a)	13,800	2,146,866
Mettler-Toledo International, Inc. (a)	3,579	2,511,384
		5,302,938

TOTAL HEALTH CARE		21,584,823

INDUSTRIALS - 14.0%
Aerospace & Defense - 4.0%
Harris Corp.	10,900	2,155,257
HEICO Corp. Class A	2,400	211,992
Huntington Ingalls Industries, Inc.	5,900	1,212,627
TransDigm Group, Inc.	5,800	3,235,298
		6,815,174
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	21,100	1,453,790
Commercial Services & Supplies - 2.9%
Cintas Corp.	10,900	2,907,466
Copart, Inc. (a)	24,900	2,103,552
		5,011,018
Electrical Equipment - 1.1%
AMETEK, Inc.	22,700	1,952,200
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	2,400	844,080
Machinery - 2.8%
Dover Corp.	13,300	1,366,442
IDEX Corp.	8,614	1,274,872
ITT, Inc.	15,200	914,280
Toro Co.	17,208	1,229,167
		4,784,761
Professional Services - 1.9%
CoStar Group, Inc. (a)	2,400	1,602,216
Verisk Analytics, Inc.	10,600	1,644,166
		3,246,382

TOTAL INDUSTRIALS		24,107,405

INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	9,900	1,640,232
Electronic Equipment & Components - 5.8%
Amphenol Corp. Class A	25,800	2,365,344
CDW Corp.	20,500	2,341,510
Jabil, Inc.	25,800	826,890
Keysight Technologies, Inc. (a)	28,000	2,653,280
Zebra Technologies Corp. Class A (a)	8,500	1,793,245
		9,980,269
IT Services - 16.1%
Adyen BV (a)(b)	106	93,295
Black Knight, Inc. (a)	13,000	867,230
Booz Allen Hamilton Holding Corp. Class A	26,900	1,917,970
Broadridge Financial Solutions, Inc.	7,109	741,895
CACI International, Inc. Class A (a)	4,314	1,057,016
EPAM Systems, Inc. (a)	8,800	1,964,160
Fidelity National Information Services, Inc.	9,500	1,327,340
Fiserv, Inc. (a)	45,000	4,921,200
FleetCor Technologies, Inc. (a)	6,600	1,754,214
Global Payments, Inc.	45,400	8,352,238
VeriSign, Inc. (a)	24,800	4,705,800
		27,702,358
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	6,700	730,635
Broadcom, Inc.	1,300	354,406
KLA-Tencor Corp.	20,400	3,135,684
Lam Research Corp.	14,900	4,372,107
Mellanox Technologies Ltd. (a)	9,999	1,194,081
NXP Semiconductors NV	6,700	761,723
ON Semiconductor Corp. (a)	38,000	709,080
Skyworks Solutions, Inc.	8,500	851,530
Xilinx, Inc.	27,900	2,329,371
		14,438,617
Software - 9.0%
Adobe, Inc. (a)	1,900	655,728
Atlassian Corp. PLC (a)	12,200	1,768,512
Cadence Design Systems, Inc. (a)	25,800	1,706,412
Check Point Software Technologies Ltd. (a)	800	83,040
Fortinet, Inc. (a)	25,500	2,602,530
Intuit, Inc.	1,995	530,371
Manhattan Associates, Inc. (a)	8,600	579,296
Paycom Software, Inc. (a)	5,600	1,582,840
RingCentral, Inc. (a)	10,600	2,498,950
Slack Technologies, Inc. Class A (a)(c)	27,350	738,997
Synopsys, Inc. (a)	11,507	1,587,161
The Trade Desk, Inc. (a)(c)	4,200	1,206,450
		15,540,287

TOTAL INFORMATION TECHNOLOGY		69,301,763

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	988	510,549
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Equity Lifestyle Properties, Inc.	36,400	2,487,212
Public Storage	1,100	230,032
SBA Communications Corp. Class A	12,200	3,234,098
Sun Communities, Inc.	5,300	810,264
		6,761,606
TOTAL COMMON STOCKS
(Cost $136,385,788)		169,522,798

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.60% (d)	1,664,192	1,664,525
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	1,170,176	1,170,293
TOTAL MONEY MARKET FUNDS
(Cost $2,834,818)		2,834,818
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $139,220,606)		172,357,616
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(421,028)
NET ASSETS - 100%		$171,936,588

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,295 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,773
Fidelity Securities Lending Cash Central Fund	339
Total	$17,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.